Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net is comprised of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Raw materials	1,643,328	2,017,541	259,735
Work-in-progress	2,772,024	7,071,984	910,435
Finished goods	3,877,935	2,667,612	343,423
Total	8,293,287	11,757,137	1,513,593